Financial instruments - Lease amounts recognized in profit and loss (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial instruments
Cash outflows for leases	€ 22,446	€ 19,046	€ 20,665
Depreciation expense of right-of-use assets	21,075	18,659	15,829
Interest expense on lease liability	5,831	3,841	3,728
Expense relating to short-term leases	236	476	839
Expense for leases on an asset of low value	62	50	56
Total amount recognized in profit or loss	€ 27,205	€ 23,026	€ 20,452